PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
Schedule of Property and equipment
	March 31,	December 31,
	2022	2021
	(Unaudited)
Leasehold improvements	$29,976	$33,196
Construction in progress	597,134	580,816
Air conditioning equipment	22,100	22,106
Office equipment	30,667	30,675
Total property and equipment	679,877	666,793
Less accumulated depreciation and amortization	(26,393)	(22,921)
Property and equipment, net	$653,483	$643,872

	December 31,	December 31,
	2021	2020
Leasehold improvements	$33,196	$44,777
Construction in progress	580,816	-
Air conditioning equipment	22,106	21,496
Office equipment	30,675	22,241
Total property and equipment	666,793	88,514
Less accumulated depreciation and amortization	(22,921)	(9,361)
Property and equipment, net	$643,872	$79,153